Legal and arbitral proceedings (Details) € in Millions, $ in Millions				1 Months Ended			12 Months Ended			48 Months Ended	60 Months Ended
	Sep. 24, 2025 EUR (€)	Feb. 28, 2021 USD ($)	Jun. 03, 2002	May 31, 2025 USD ($)	Sep. 30, 2022 expert	Jul. 31, 2021 manufacturer	Dec. 31, 2024 USD ($) action	Dec. 31, 2021 trial	Jun. 30, 2021 proceeding	Dec. 31, 2022 case children person trial action family	Dec. 31, 2022 case children person trial family	Dec. 31, 2025 EUR (€) person claim lawsuit	Dec. 31, 2024 EUR (€) complaint plaintiff claimant claim case action	Dec. 31, 2023 EUR (€)	Dec. 06, 2022 cancer plaintiff	Nov. 30, 2022 person	Aug. 20, 2022 ruling	Mar. 31, 2022 patient	Dec. 31, 2019 lawsuit	Dec. 31, 2014 complaint	Nov. 18, 2014 patent	Jan. 01, 2005 EUR (€) case	Dec. 31, 1997 EUR (€)	Dec. 31, 1996 lawsuit
Disclosure of Legal and Arbitral Proceedings [Line Items]
Provisions for product liability risks, litigation and other												€ 1,127.0	€ 1,676.0	€ 1,283.0
Environmental risks												€ 493.0	€ 474.0	€ 493.0
Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of first instance rulings										3	3						9					5
Action for which we are defendant | Product liabilities | Minimum
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable																						€ 0.1
Action for which we are defendant | Product liabilities | Maximum
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable																						€ 0.5
Sanofi Pasteur Hepatitis B Vaccine product litigation | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | lawsuit																								180
Number of ongoing lawsuits | lawsuit												1
Taxotere product litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of bellweather trial held | trial								2
Zantac litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of plaintiffs | plaintiff													18,765
Number of cancers associated with dismissed cases | cancer															5
Number of plaintiffs who filed notices to appeal | plaintiff															7,900
Zantac litigation in Canada | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of class actions | action										7
Gold Bond Product litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of class actions | action							1,200
Number of ongoing trials | action													0
Depakine product litigation in France | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | claim												82
Number of people exposed | person												136
Number of lawsuits ruled on merits | lawsuit																			40
Number of claimant | claimant													369
Number of claimant exposed | claimant													136
Number of experts | expert					2
Number of administrative proceedings | proceeding									5
Depakine product litigation in Switzerland | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of people exposed | person										17	17
Number of families who filed a civil claim | family										11	11
Number of action declared time-barred | person																1
Depakine product litigation in Spain | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of ongoing trials | trial										7	7
Number of people exposed | children										14	14
Number of patients to indemnify | patient																		4
Depakine product litigation in Belgium | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | complaint													2
Depakine product litigation in Ireland | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of pre-action protocol cases | case													2
Number of civil claims on-going | claim													2
Depakine product litigation in Great Britain | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of pre-action protocol cases | case													1
Depakine product litigation in Northern Ireland | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil claims on-going | claim													1
Dengvaxia product litigation in the Philippines | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of cases | case											8
Praluent (Alirocumab)-related amgen patent litigation in the US | Action for which we are defendant | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patent actions initially filed | complaint																				4
Number of patents allegedly infringed | patent																					7
Plavix Attorney General Action in Hawaii | Action for which we are defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Total penalty fee incurred by defendants | $		$ 834
Payment of damages claimed by the French CNAM (French Social Security) | $							$ 916
Plavix Attorney General Action in Hawaii | Action For Which Sanofi Are Defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Penalty fee incurred by Sanofi | $		$ 417		$ 350
Payment of damages claimed by the French CNAM (French Social Security) | $				$ 350			$ 458
Plavix related litigation in France | Action For Which Sanofi Are Defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Payment of damages claimed by the French CNAM (French Social Security)	€ 150.0
340B Drug Pricing Program in the United States | Action for which we are defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of other manufacturers involved in proceedings | manufacturer						3
Aventis Crop Science retained liabilities | Contingencies arising from certain business divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Aggregate participation percentage of legacy companies in ACS			76.00%
Infraserv Hoechst retained liabilities | Contingencies arising from certain business divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Fund reserves transferred																							€ 57.0
Maximum amount to be reimbursed for current and future environmental expense																							€ 143.0